Other Receivables and Other Income (Details 1) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Current	5,847	14,035
Current to 3 months past due	1,639	3,284
3 months to 6 months past due	629	1,148
6 months to one year past due	2,403	613
Greater than one year past due	1,943	401
Total other receivables gross	12,461	19,481
Allowance for doubtful accounts	(4,357)	0
Total other receivables, net	8,104	19,481
Agency fee income	25,386	39,847	46,809
Other income	12,949	9,571	6,467
Total other income	38,335	49,418	53,276